Employee Savings and Retirement Plan Employee Savings and Retirement Plan (Details)	12 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Defined Contribution Maximum Percentage of Participant's Eligible Compensation	20.00%